INVENTORIES	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6. INVENTORIES

	December 31,	December 31,
	2022	2021

Warehouse inventory(1)	$9,682	$8,698
Stockpile inventory	2,389	2,335
Finished goods inventory	6,138	15,550
Work in process inventory	975	902
	$19,184	$27,485

(1) The warehouse inventory balance at December 31, 2022 is net of a write down to net realizable value of $1,179 (December 31, 2021 - $539) at the Guanacevi mine and $1,038 (December 31, 2021 - $357) at the Bolañitos mine.